UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06231

GIAC Funds, Inc.

(Exact name of registrant as specified in charter)

7 Hanover Square New York, N.Y.	10004
(Address of principal executive offices)	(Zip code)

Frank L. Pepe GIAC Funds, Inc. 7 Hanover Square New York, N.Y. 10004	Thomas G. Sorell GIAC Funds, Inc. 7 Hanover Square New York, N.Y. 10004

(Name and address of agents for service)

Registrant’s telephone number, including area code: (800) 221-3253

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semiannual Report to Shareholders follows.

■ Baillie Gifford International Growth Fund	Semiannual Report To Contractowners

R. Robin Menzies, Portfolio Manager

Objective:

Long-term capital appreciation

Portfolio:

At least 80% in a diversified portfolio of common stocks and convertible securities of companies domiciled outside the United States

Inception Date:

February 8, 1991

Net Assets at June 30, 2005:

$183,499,265

Top Ten Holdings  (As of 6/30/05)

Company	Country	Percentage of Total Net Assets
Total S.A.	France	2.76%
Vodafone Group	United Kingdom	2.65%
BP PLC	United Kingdom	2.38%
Danske Bank AS	Denmark	2.36%
Japan Tobacco, Inc.	Japan	2.33%
Atlas Copco AB	Sweden	2.04%
Petroleo Brasileiro S.A.	Brazil	2.04%
ABB Ltd.	Switzerland	1.97%
SAP AG	Germany	1.94%
RWE AG	Germany	1.93%

Geographical Location vs. Index (As of 6/30/05)

Average Annual Total Returns  (For periods ended 6/30/05)

	Year to Date	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception 2/8/1991
Ballie Gifford International Growth Fund	–0.08%	13.86%	8.53%	–2.86%	6.72%	7.87%
MSCI EAFE Growth Index	–1.47%	11.73%	9.38%	–4.50%	2.91%	3.91%

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested. International investing has special risks relating to changes in currency rates, foreign taxation, differences in auditing and other financial standards, political uncertainty and greater volatility.
•	The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Growth Index is generally considered to be representative of the international growth stock market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

BAILLIE GIFFORD INTERNATIONAL GROWTH FUND	1

■ Baillie Gifford International Growth Fund	Semiannual Report To Contractowners

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other underlying funds.

The example is based on an investment of $1,000 invested on January 1, 2005 and held for six months ended June 30, 2005.

Actual Expenses

The first line provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio
Actual	$1,000	$999.20	$5.20	1.05%
Hypothetical (5% return before expenses)	$1,000	$1,019.59	$5.26	1.05%

*	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year).

2	BAILLIE GIFFORD INTERNATIONAL GROWTH FUND

■	Baillie Gifford International Growth Fund

Schedule of Investments

June 30, 2005 (Unaudited)

Common Stocks — 96.3%
Shares		Value

Australia — 4.2%
Beverages — 0.4%
196,500	Fosters Group Ltd.	$794,628
Commercial Banks — 0.7%
72,754	Australia and NZ Banking Group Ltd.	1,202,089
Commercial Services and Supplies — 0.3%
100,000	Brambles Inds. Ltd.	619,578
Food and Staples Retailing — 0.4%
64,100	Woolworths Ltd.	803,784
Media — 0.2%
126,000	John Fairfax Hldgs. Ltd.	411,691
Metals and Mining — 1.2%
155,956	BHP Billiton Ltd.	2,130,958
Oil, Gas and Consumable Fuels — 0.5%
41,400	Woodside Petroleum Ltd.	920,103
Real Estate — 0.5%
61,000	Westfield Group	822,313

		7,705,144

Brazil — 1.6%
Diversified Telecommunication Services — 0.6%
62,000	Telecom. Norte Leste Participacoes ADR	1,032,300
Oil, Gas and Consumable Fuels — 1.0%
35,800	Petroleo Brasileiro S.A. ADR	1,866,254

		2,898,554

Denmark — 2.4%
Commercial Banks — 2.4%
144,320	Danske Bank AS	4,332,986

Finland — 1.4%
Construction and Engineering — 1.4%
43,948	Kone OYJ*	2,631,938

France — 11.8%
Beverages — 1.0%
11,080	Pernod-Ricard S.A.	1,768,308
Diversified Financial Services — 1.4%
29,692	Eurazeo	2,537,572
Health Care Equipment and Supplies — 1.9%
50,410	Essilor Int’l. S.A.	3,437,237
Media — 1.3%
78,685	Vivendi Universal S.A.	2,465,247
Oil, Gas and Consumable Fuels — 2.8%
21,630	Total S.A.	5,060,072
Personal Products — 1.9%
49,406	L’Oreal S.A.	3,536,675
Pharmaceuticals — 1.5%
34,620	Sanofi-Aventis	2,834,595

		21,639,706

Germany — 6.1%
Health Care Providers and Services — 0.9%
20,710	Celesio AG	1,624,440
Multi-Utilities — 1.9%
55,160	RWE AG	3,541,252
Software — 2.0%
20,598	SAP AG	3,562,575
Textiles, Apparel and Luxury Goods — 1.3%
14,590	Adidas-Salomon AG	2,433,095

		11,161,362

Shares		Value

Hong Kong — 3.2%
Commercial Banks — 1.0%
645,000	BOC Hong Kong Hldgs. Ltd.	$1,216,139
48,000	Hang Seng Bank Ltd.	652,908

		1,869,047
Distributors — 0.3%
294,000	Li & Fung Ltd.	608,369
Diversified Financial Services — 0.3%
190,000	Hong Kong Exchanges & Clearing Ltd.	491,226
Real Estate — 1.6%
196,000	Cheung Kong Hldgs. Ltd.	1,894,483
106,000	Sun Hung Kai Properties Ltd.	1,042,409

		2,936,892

		5,905,534

Ireland — 3.6%
Commercial Banks — 1.7%
147,110	Allied Irish Banks PLC	3,150,263
Construction Materials — 1.9%
133,450	CRH PLC	3,536,252

		6,686,515

Italy — 2.6%
Insurance — 1.7%
155,830	Riunione Adriatica di Sicurta SPA	3,027,740
Oil, Gas and Consumable Fuels — 0.9%
65,770	ENI SPA	1,689,515

		4,717,255

Japan — 20.6%
Auto Components — 1.1%
109,000	Bridgestone Corp.	2,088,789
Automobiles — 1.1%
199,500	Nissan Motor Co. Ltd.	1,972,265
Building Products — 1.4%
250,000	Asahi Glass Co.	2,612,482
Commercial Banks — 0.9%
332	UFJ Hldgs., Inc.*	1,717,579
Diversified Financial Services — 1.1%
32,500	Promise Co.	2,074,854
Electronic Equipment and Instruments — 2.6%
9,300	Keyence Corp.	2,073,230
130,500	Konica Minolta Hldgs., Inc.	1,212,879
13,500	Nidec Corp.	1,423,060

		4,709,169
Household Products — 0.9%
69,000	Kao Corp.	1,621,206
Insurance — 1.2%
238,000	Mitsui Sumitomo Insurance Co.	2,129,384
Machinery — 1.0%
71,500	Daikin Inds. Ltd.	1,780,959
Marine — 1.0%
290,000	Mitsui O.S.K. Lines Ltd.	1,778,823
Multiline Retail — 0.6%
126,000	Takashimaya Co. Ltd.	1,124,008
Office Electronics — 1.2%
42,000	Canon, Inc.	2,201,409
Real Estate — 0.5%
87,000	Sumitomo Realty & Dev’t. Co. Ltd.	968,697

See notes to financial statements.

3

■	Baillie Gifford International Growth Fund

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Shares		Value

Road and Rail — 0.6%
244,000	Tokyu Corp.	$1,091,642
Specialty Retail — 1.1%
35,000	Yamada Denki Co. Ltd.	2,009,859
Tobacco — 2.3%
322	Japan Tobacco, Inc.	4,280,743
Trading Companies and Distributors — 1.4%
282,000	Mitsui & Co. Ltd.	2,658,242
Wireless Telecommunication Services — 0.6%
236	KDDI Corp.	1,089,209

		37,909,319

Netherlands — 1.1%
Household Durables — 1.1%
77,240	Philips Electronics (KON)	1,945,051

New Zealand — 0.4%
Diversified Telecommunication Services — 0.4%
174,400	Telecom. Corp. of New Zealand	729,485

People’s Republic of China — 0.6%
Oil, Gas and Consumable Fuels — 0.6%
1,893,000	CNOOC Ltd.	1,115,686

Russia — 0.5%
Wireless Telecommunication Services — 0.5%
27,000	Mobile Telesystems ADR	908,550

Singapore — 0.9%
Electronic Equipment and Instruments — 0.3%
69,000	Venture Corp. Ltd.	652,022
Industrial Conglomerates — 0.3%
64,000	Keppel Corp. Ltd.	472,503
Media — 0.3%
210,000	Singapore Press Hldgs. Ltd.	534,315

		1,658,840

South Africa — 0.9%
Oil, Gas and Consumable Fuels — 0.9%
60,700	Sasol Ltd.	1,634,659

South Korea — 0.5%
Semiconductors and Semiconductor Equipment — 0.5%
3,900	Samsung Electronics Co. Ltd. GDR	933,075

Spain — 2.9%
Commercial Banks — 1.5%
227,450	Banco Popular Espanol S.A.	2,743,976
Tobacco — 1.4%
62,720	Altadis S.A.	2,623,339

		5,367,315

Sweden — 7.0%
Commercial Banks — 1.5%
131,785	Svenska Handelsbanken AB	2,686,679
Communications Equipment — 1.2%
684,620	LM Ericsson	2,186,362
Health Care Equipment and Supplies — 1.3%
170,480	Getinge AB	2,321,715
Machinery — 3.0%
260,610	Atlas Copco AB	3,739,105
50,544	Sandvik AB	1,875,881

		5,614,986

		12,809,742

Switzerland — 3.8%
Commercial Banks — 1.8%
43,650	UBS AG	3,399,558

Shares		Value

Electrical Equipment — 2.0%
559,200	ABB Ltd.*	$3,615,661

		7,015,219

United Kingdom — 20.2%
Commercial Banks — 3.5%
208,200	Barclays PLC	2,064,944
101,088	Royal Bank of Scotland	3,045,432
70,000	Standard Chartered PLC	1,276,051

		6,386,427
Commercial Services and Supplies — 0.6%
467,000	Hays PLC*	1,080,409
Hotels, Restaurants and Leisure — 2.2%
46,200	Carnival PLC	2,621,043
269,000	Hilton Group PLC	1,376,010

		3,997,053
Metals and Mining — 0.8%
118,000	BHP Billiton PLC	1,505,113
Multiline Retail — 0.7%
48,000	Next PLC	1,294,421
Oil, Gas and Consumable Fuels — 3.2%
178,000	BG Group PLC	1,462,241
420,000	BP PLC	4,370,436

		5,832,677
Pharmaceuticals — 1.7%
129,877	GlaxoSmithKline PLC	3,140,128
Software — 0.5%
219,380	Sage Group	877,371
Specialty Retail — 0.8%
324,000	Kingfisher PLC	1,422,277
Tobacco — 3.0%
105,000	British American Tobacco PLC	2,023,414
127,900	Imperial Tobacco	3,439,048

		5,462,462
Trading Companies and Distributors — 0.6%
55,000	Wolseley PLC	1,153,623
Wireless Telecommunication Services — 2.6%
2,002,188	Vodafone Group	4,870,698

		37,022,659

	Total Common Stocks (Cost $131,026,212)	176,728,594

Preferred Stocks — 2.7%
Brazil — 1.0%
Oil, Gas and Consumable Fuels — 1.0%
40,600	Petroleo Brasileiro S.A. ADR	$1,869,224

Germany — 1.7%
Automobiles — 1.7%
4,060	Porsche AG	3,040,887

	Total Preferred Stocks (Cost $2,353,319)	4,910,111

Rights — 0.1%
Sweden — 0.1%
Machinery — 0.1%
2,106	Sandvik AB exp. 7/8/2005 (Cost $35,586)	$110,098

See notes to financial statements.

4

■	Baillie Gifford International Growth Fund

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Repurchase Agreement — 0.8%
Principal Amount		Value

$1,490,000	State Street Bank and Trust Co. repurchase agreement, dated 6/30/2005, maturity value $1,490,058 at 1.40%, due 7/1/2005 (1) (Cost $1,490,000)	$1,490,000

Total Investments — 99.9% (Cost $134,905,117)		183,238,803
Cash, Receivables and Other Assets Less Liabilities — 0.1%		260,462

Net Assets — 100%		$183,499,265

*	Non-income producing security.
(1)	The repurchase agreement is collateralized by $1,525,000 in U.S. Treasury Bonds 3.625%, due 6/30/05, with a value of $1,523,094.

Glossary of Terms:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

Pursuant to its Valuation Procedures, the Fund valued its securities using fair value prices as of June 30, 2005.

See notes to financial statements.

5

■	Baillie Gifford International Growth Fund

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

ASSETS
Investments, at market (cost $134,905,117)	$183,238,803
Foreign currency (cost $63,522)	63,087
Cash	994
Dividends receivable	208,181
Receivable for securities sold	70,603
Receivable for fund shares sold	51,219
Dividend reclaims receivable	31,430
Interest receivable	9,187
Other assets	9,284

Total Assets	183,682,788

LIABILITIES
Accrued expenses	106,174
Payable for fund shares redeemed	77,349

Total Liabilities	183,523

Net Assets	$183,499,265

COMPONENTS OF NET ASSETS
Capital stock, at par	$1,196,742
Additional paid-in capital	194,465,851
Undistributed net investment income	1,241,933
Accumulated net realized loss on investments and foreign currency related transactions	(61,732,452)
Net unrealized appreciation of investments and translation of other assets and liabilities denominated in foreign currencies	48,327,191

Net Assets	$183,499,265

Shares Outstanding — $0.10 Par Value	11,967,416

Net Asset Value Per Share	$15.33

Statement of Operations

Six Months Ended

June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends	$3,481,682
Interest	36,895
Less: Foreign tax withheld	(397,287)

Total Income	3,121,290

Expenses:
Investment advisory fees — Note B	738,463
Custodian fees	182,610
Printing expense	14,480
Directors’ fees — Note B	7,790
Other	23,880

Total Expenses	967,223

Net Investment Income	2,154,067

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES — NOTE C
Net realized gain on investments — Note A	6,352,723
Net realized loss on foreign currency related transactions — Note A	(118,668)
Net change in unrealized appreciation of investments — Note C	(8,585,382)
Net change in unrealized appreciation from translation of other assets and liabilities denominated in foreign currencies — Note A	(16,248)

Net Realized and Unrealized Loss on Investments and Foreign Currencies	(2,367,575)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(213,508)

See notes to financial statements.

6

■	Baillie Gifford International Growth Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004 (Audited)
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
Net investment income	$2,154,067	$1,984,291
Net realized gain on investments and foreign currency related transactions	6,234,055	7,106,982
Net change in unrealized appreciation of investments and translation of other assets and liabilities denominated in foreign currencies	(8,601,630)	21,580,563

Net Increase/(Decrease) in Net Assets Resulting from Operations	(213,508)	30,671,836

Dividends to Shareholders from:
Net investment income	(3,029,344)	(502,984)

From Capital Share Transactions:
Net decrease in net assets from capital share transactions — Note E	(3,116,163)	(34,469,322)

Net Decrease in Net Assets	(6,359,015)	(4,300,470)

NET ASSETS:

Beginning of period	189,858,280	194,158,750

End of period*	$183,499,265	$189,858,280

* Includes undistributed net investment income of	$1,241,933	$2,117,210

See notes to financial statements.

7

■	Baillie Gifford International Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout the periods indicated:

	Six Months Ended June 30, 2005 (Unaudited)		Year Ended December 31, (Audited)
			2004	2003	2002	2001	2000
Net asset value, beginning of period	$15.60		$13.40	$10.46	$12.72	$16.24	$26.78

Income from investment operations:
Net investment income	0.19		0.16	0.14	0.11	0.05	0.03
Net realized and unrealized gain/(loss) on investments and translation of other assets and liabilities denominated in foreign currency	(0.20)		2.08	2.99	(2.36)	(3.34)	(5.39)

Net increase/(decrease) from investment operations	(0.01)		2.24	3.13	(2.25)	(3.29)	(5.36)

Dividends and distributions to shareholders from:
Net investment income	(0.26)		(0.04)	(0.19)	(0.01)	—	—
Net realized gain on investments and foreign currency related transactions	—		—	—	—	(0.23)	(5.18)

Total dividends and distributions	(0.26)		(0.04)	(0.19)	(0.01)	(0.23)	(5.18)

Net asset value, end of period	$15.33		$15.60	$13.40	$10.46	$12.72	$16.24

Total return*	(0.08	)%(a)	16.72%	30.03%	(17.70)%	(20.40)%	(20.00)%

Ratios/supplemental data:
Net assets, end of period (000’s omitted)	$183,499		$189,858	$194,159	$163,815	$255,651	$570,284
Ratio of expenses to average net assets	1.05	%(b)	1.01%	1.05%	1.02%	0.99%	0.97%
Ratio of net investment income to average net assets	2.33	%(b)	1.03%	1.17%	0.89%	0.59%	0.12%
Portfolio turnover rate	14%		24%	41%	39%	40%	55%

*	Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC’s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

8

■	Baillie Gifford International Growth Fund

Notes to Financial Statements

June 30, 2005 (Unaudited)

Note A.	Organization and Accounting Policies

Baillie Gifford International Growth Fund (the Fund or BGIF) is a series of GIAC Funds, Inc. (the Company). The Company is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining funds of the Company are presented in separate reports.

Shares of BGIF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies of the Fund are as follows:

Investments

Securities listed on domestic or foreign securities exchanges are valued at the last sale price on such exchanges, or if no sale occurred, at the mean of the bid and asked prices. Securities that are traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price.

Futures contracts are valued at the settlement prices established by the boards of trade or exchanges on which they are traded.

Other securities, including securities for which market quotations are not readily available (such as restricted securities, illiquid securities and foreign securities subject to a “significant event”) are valued at fair value as determined in good faith by or under the direction of the Company’s Board of Directors. A “significant event” is an event that will affect the value of a portfolio security that occurs after the close of trading in the security’s primary trading market or exchange but before the Fund’s NAV is calculated.

Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

Repurchase agreements are carried at cost which approximates market value (See Note D).

Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of BGIF are maintained in U.S. dollars as follows:

(1)  The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

(2)  Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting gains and losses are included in the Statement of Operations as follows:

Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which BGIF earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains or losses on foreign currency related transactions. Net currency gains and losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

BGIF may enter into forward foreign currency contracts in connection with planned purchases or sales of securities,

9

■	Baillie Gifford International Growth Fund

Notes to Financial Statements (Continued)

June 30, 2005 (Unaudited)

or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by the Fund. When forward contracts are closed, BGIF will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. BGIF will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Futures Contracts

BGIF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, BGIF is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by BGIF each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by BGIF. The daily changes in the variation margin are recognized as unrealized gains or losses by BGIF. BGIF’s investments in financial futures contracts are designed to hedge against anticipated future changes in interest or exchange rates or securities prices. In addition, BGIF may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates or securities prices or prices of futures contracts move unexpectedly, BGIF may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

Dividends from net investment income are declared and paid semi-annually for BGIF. Net realized short-term and long-term capital gains for BGIF will be distributed at least annually. All such dividends and distributions are credited in the form of additional shares of BGIF at the net asset value on the ex-dividend date.

All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

Taxes

BGIF has qualified and intends to remain qualified to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest, dividends and capital gains in BGIF have been provided for in accordance with the applicable country’s tax rules and rates.

Reclassification of Capital Accounts

The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

Note B.	Investment Management Agreements and Payments to or from Related Parties

BGIF has an investment management agreement with Guardian Baillie Gifford Limited (GBG), a Scottish corporation owned by GIAC and Baillie Gifford Overseas Limited (BG Overseas). GBG is responsible for the overall investment management of BGIF’s portfolio subject to the supervision of the Company’s Board of Directors. GBG has entered into sub-investment management agreement with BG

10

■	Baillie Gifford International Growth Fund

Notes to Financial Statements (Continued)

June 30, 2005 (Unaudited)

Overseas pursuant to which BG Overseas is responsible for the day-to-day management of BGIF. GBG continually monitors and evaluates the performance of BG Overseas. As compensation for its services, GBG receives a management fee computed at the annual rate of .80% of BGIF’s average daily net assets. One half of this fee (.40%) is payable by GBG to BG Overseas for its services. Payment of the sub-investment management fee does not represent a separate or additional expense to BGIF.

In approving the continuation of the investment advisory agreement and the investment sub-advisory agreement, the Board reviewed and discussed materials prepared by the investment adviser and/or sub-adviser and a report furnished by an independent mutual fund rating firm comparing the Fund’s advisory fee rate and overall expense ratio with those of comparable funds. The Board also considered the size of the Fund and any economies of scale and fall-out benefits. The Board considered: (i) the nature, extent and quality of services provided to the Fund by the investment adviser and sub-adviser and the overall positive cooperation of management and concluded that the services provided were satisfactory; (ii) the investment performance of the Fund and the adviser’s and sub-adviser’s employment of knowledgeable personnel and determined that performance of the Fund was satisfactory, and where performance was less than satisfactory, that management was working to address the performance issues; (iii) the costs of the services provided and the profitability to the investment adviser and concluded that the advisory fee was reasonable; and (iv) the extent to which economies of scale could be realized and whether the fee level reflects economies of scale. The Board also reviewed and relied upon comparisons of advisory fees paid by other investment companies and other clients of the adviser and sub-advisers. The Independent Directors of the Fund were assisted by independent legal counsel in their deliberations.

The Guardian Fund Complex pays directors who are not “interested persons” (as defined in the 1940 Act) fees consisting of a $5,000 per meeting fee and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC, pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

Note C.	Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $26,130,221 and $30,966,586, respectively, for six months ended June 30, 2005.

The cost of investments owned at June 30, 2005 for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The gross unrealized appreciation and depreciation of investments excluding foreign currency at June 30, 2005 aggregated $50,919,503 and $2,585,817, respectively, resulting in net unrealized appreciation of $48,333,686.

Note D.	Repurchase Agreements

The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, BGIF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, BGIF maintains the right to sell the collateral and may claim any resulting loss against the seller.

11

■	Baillie Gifford International Growth Fund

Notes to Financial Statements (Continued)

June 30, 2005 (Unaudited)

Note E.	Transactions in Capital Stock

There are 1,000,000,000 shares of $0.10 par value capital stock authorized for BGIF. Transactions in capital stock were as follows:

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2005 (Unaudited)	December 31, 2004 (Audited)	June 30, 2005 (Unaudited)	December 31, 2004 (Audited)
	Shares		Amount
Shares sold	888,054	1,998,915	$13,767,039	$27,951,387
Shares issued in reinvestment of dividends	198,776	36,607	3,029,344	502,984
Shares repurchased	(1,287,503)	(4,361,293)	(19,912,546)	(62,923,693)

Net decrease	(200,673)	(2,325,771)	$(3,116,163)	$(34,469,322)

Note F.	Line of Credit

A $100,000,000 line of credit available to BGIF and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the six months ended June 30, 2005, none of the funds borrowed against this line of credit.

The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

12

■	Baillie Gifford International Growth Fund

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005, is available free of charge upon request by logging on to www.guardianinvestor.com or the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Form N-Q

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on the Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov, and can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Code of Ethics

The Fund has adopted a code of ethics for its Principal Executive Officer and Principal Financial Officers (the “Code”). The purpose of the Code is to promote, among other things: honest and ethical conduct, including the handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents filed with the SEC; and compliance with applicable laws and regulations. A copy of the Code has been filed with the SEC on Form N-CSR and can be obtained on the SEC’s website at www.sec.gov.

Copies of any of the above can also be obtained free of charge by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

13

■ Baillie Gifford Emerging Markets Fund	Semiannual Report To Contractowners

Edward H. Hocknell, Portfolio Manager

Objective:

Long-term capital appreciation

Portfolio:

At least 80% in a diversified portfolio of common stocks and convertible securities issued by companies in emerging markets

Inception Date:

October 17, 1994

Net Assets at June 30, 2005:

$87,981,411

Top Ten Holdings  (As of 6/30/05)

Company	Country	Percentage of Total Net Assets
Petroleo Brasileiro S.A.	Brazil	3.76%
Hon Hai Precision Inds. Co. Ltd.	Taiwan	3.03%
Sasol Ltd.	South Africa	3.01%
Itausa-Investimentos Itau S.A.	Brazil	2.55%
Reliance Inds. Ltd.	India	2.47%
Comp. Vale Do Rio Doce	Brazil	2.38%
Turkiye Garanti Bankasi A.S.	Turkey	2.36%
Standard Bank Group Ltd.	South Africa	2.34%
America Movil S.A. de C.V.	Mexico	2.18%
Samsung Corp.	South Korea	2.01%

Geographical Location vs. Index  (As of 6/30/05)

Average Annual Total Returns  (For periods ended 6/30/05)

	Year to Date	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception 10/17/1994
Baillie Gifford Emerging Markets Fund	8.41%	35.64%	22.09%	9.18%	9.33%	7.07%
MSCI EMF Index	6.26%	34.89%	24.42%	7.68%	4.28%	2.26%

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested. International investing has special risks relating to changes in currency rates, foreign taxation, differences in auditing and other financial standards, political uncertainty and greater volatility. These risks are even greater when investing in emerging markets.
•	The Morgan Stanley Capital International (MSCI) Emerging Markets Free (EMF) Index is generally considered to be representative of the stock market activity of emerging markets. The MSCI EMF Index is a market capitalization weighted index composed of companies representative of the market structure of 22 emerging market countries of Europe, Latin America and the Pacific Basin. The MSCI EMF Index excludes closed markets and those shares in otherwise free markets that may not be purchased by foreigners. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

BAILLIE GIFFORD EMERGING MARKETS FUND	1

■ Baillie Gifford Emerging Markets Fund	Semiannual Report To Contractowners

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other underlying funds.

The example is based on an investment of $1,000 invested on January 1, 2005 and held for six months ended June 30, 2005.

Actual Expenses

The first line provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio
Actual	$1,000	$1,084.10	$7.85	1.52%
Hypothetical (5% return before expenses)	$1,000	$1,017.26	$7.60	1.52%

*	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year).

2	BAILLIE GIFFORD EMERGING MARKETS FUND

■	Baillie Gifford Emerging Markets Fund

Schedule of Investments

June 30, 2005 (Unaudited)

Common Stocks — 89.9%
Shares		Value

Argentina — 0.1%
Food and Staples Retailing — 0.1%
21,900	Imp. Y Exp. Patagonia	$130,628

Brazil — 6.0%
Diversified Telecommunication Services — 1.8%
94,200	Telecom. Norte Leste Participacoes ADR	1,568,430
Metals and Mining — 0.5%
14,000	Comp. Vale Do Rio Doce ADR	409,920
Oil, Gas and Consumable Fuels — 3.7%
63,531	Petroleo Brasileiro S.A. ADR	3,311,871

		5,290,221

Chile — 0.4%
Commercial Banks — 0.4%
10,600	Banco Santander Chile ADR	342,380

Egypt — 1.9%
Wireless Telecommunication Services — 1.9%
32,342	Orascom Telecom Hldg. SAE GDR*	1,626,479

Hong Kong — 1.0%
Industrial Conglomerates — 1.0%
300,000	Citic Pacific Ltd.	875,257

India — 3.7%
Chemicals — 2.5%
147,500	Reliance Inds. Ltd.	2,170,118
Diversified Financial Services — 1.2%
52,897	HDFC Bank Ltd.	1,071,669

		3,241,787

Indonesia — 3.7%
Commercial Banks — 1.2%
3,516,500	PT Bank Rakyat Indonesia	1,041,932
Diversified Telecommunication Services — 1.7%
2,865,000	PT Telekomunikasi Indonesia*	1,480,802
Metals and Mining — 0.8%
8,720,500	PT Bumi Resources Tbk*	740,169

		3,262,903

Israel — 3.0%
Chemicals — 1.0%
160,679	Makhteshim-Agan Inds. Ltd.	874,214
Commercial Banks — 1.2%
335,000	Bank Hapoalim Ltd.	1,051,755
Internet Software and Services — 0.8%
38,000	Check Point Software Technologies Ltd. ADR*	752,400

		2,678,369

Malaysia — 5.8%
Diversified Telecommunication Services — 1.2%
415,000	Telekom Malaysia Berhad	1,089,955
Food Products — 1.6%
367,000	IOI Corp. Berhad	1,012,985
173,000	IOI Oleochemical Inds. Berhad	439,329

		1,452,314
Media — 1.1%
648,000	Astro All Asia Networks PLC*	928,151
Real Estate — 0.8%
770,000	Glomac Berhad	255,316
380,000	SP Setia Berhad	408,000

		663,316
Transportation Infrastructure — 1.1%
1,125,000	PLUS Expressways Berhad	970,501

		5,104,237

Shares		Value

Mexico — 7.9%
Commercial Banks — 1.2%
155,500	Grupo Fin. Banorte S.A. de C.V.	$1,024,878
Diversified Telecommunication Services — 1.5%
258,000	Grupo Carso Global Telecom.*	475,405
46,600	Telefonos de Mexico S.A. ADR	880,274

		1,355,679
Food and Staples Retailing — 1.0%
222,922	Wal-Mart de Mexico S.A. de C.V.	903,896
Household Durables — 0.6%
139,600	Consorcio Ara S.A. de C.V.	482,072
Transportation Infrastructure — 0.5%
13,300	Grupo Aeroportuario del Sureste S.A. de C.V. ADR	423,605
Wireless Telecommunication Services — 3.1%
32,200	America Movil S.A. de C.V. ADR	1,919,442
260,000	America Telecom S.A. de C.V.*	830,021

		2,749,463

		6,939,593

People’s Republic of China — 5.2%
Diversified Telecommunication Services — 0.9%
2,350,000	China Telecom Corp. Ltd.	831,623
Electric Utilities — 0.4%
500,000	Huaneng Power Int’l., Inc.	366,594
Oil, Gas and Consumable Fuels — 3.2%
2,335,000	CNOOC Ltd.	1,376,189
1,962,000	PetroChina Co. Ltd.	1,441,605

		2,817,794
Transportation Infrastructure — 0.7%
870,000	Zhejiang Expressway Co. Ltd.	590,863

		4,606,874

Poland — 1.4%
Commercial Banks — 1.0%
20,500	Bank Pekao S.A.	878,838
Media — 0.4%
20,000	Agora S.A.	381,939

		1,260,777

Russia — 3.5%
Metals and Mining — 0.3%
34,000	Celtic Resources Hldgs. PLC*	241,098
Oil, Gas and Consumable Fuels — 1.9%
45,600	LUKOIL ADR	1,678,536
Wireless Telecommunication Services — 1.3%
17,500	Mobile Telesystems ADR	588,875
16,800	VimpelCom ADR*	571,704

		1,160,579

		3,080,213

South Africa — 11.0%
Commercial Banks — 2.4%
213,500	Standard Bank Group Ltd.	2,059,763
Diversified Telecommunication Services — 1.0%
53,000	Telkom Group Ltd.	848,725
Industrial Conglomerates — 0.8%
47,302	Imperial Hldgs. Ltd.	722,585
Media — 0.7%
49,000	Naspers Ltd.	606,980
Metals and Mining — 1.8%
22,820	Anglo American Platinum Corp.	1,013,574
31,000	Lonmin PLC	585,737

		1,599,311

See notes to financial statements.

3

■	Baillie Gifford Emerging Markets Fund

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Shares		Value

Oil, Gas and Consumable Fuels — 3.0%
98,400	Sasol Ltd.	$2,649,925
Specialty Retail — 0.5%
10,800	Edgars Consolidated Stores Ltd.	467,167
Wireless Telecommunication Services — 0.8%
110,000	MTN Group Ltd.	726,163

		9,680,619

South Korea — 16.2%
Auto Components — 0.2%
13,210	Hankook Tire Co. Ltd.	159,487
Commercial Services and Supplies — 1.3%
26,400	S1 Corp.	1,124,522
Construction and Engineering — 0.1%
5,510	Hyundai Development Co.	128,005
Industrial Conglomerates — 3.3%
88,270	Hanwha Corp.	1,482,519
57,000	LG Corp.	1,435,472

		2,917,991
Insurance — 2.8%
38,000	Oriental Fire & Marine Ins. Co. Ltd.	838,827
20,000	Samsung Fire & Marine Ins. Co. Ltd.	1,607,589

		2,446,416
Marine — 1.9%
181,000	Samsung Heavy Inds. Co. Ltd.	1,630,668
Media — 0.8%
3,700	Cheil Comms., Inc.	692,267
Oil, Gas and Consumable Fuels — 1.1%
40,000	GS Hldgs. Corp.	940,744
Pharmaceuticals — 1.4%
11,019	Yuhan Corp.	1,275,769
Trading Companies and Distributors — 2.0%
135,800	Samsung Corp.	1,768,514
Transportation Infrastructure — 1.3%
61,000	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,170,520

		14,254,903

Taiwan — 10.1%
Chemicals — 1.6%
1,055,000	Taiwan Fertilizer Co. Ltd.	1,391,231
Construction and Engineering — 0.4%
617,596	CTCI Corp.	339,213
Diversified Financial Services — 1.0%
1,705,263	SinoPac Hldgs.	854,408
Electrical Equipment — 0.3%
267,000	Phoenixtec Power Co. Ltd.	286,053
Electronic Equipment and Instruments — 4.9%
1,000,000	AU Optronics Corp.	1,665,617
513,149	Hon Hai Precision Inds. Co. Ltd.	2,662,332

		4,327,949
Multiline Retail — 0.9%
1,300,000	Far Eastern Dept. Stores Ltd.	777,657
Wireless Telecommunication Services — 1.0%
848,200	Taiwan Cellular Corp.	872,305

		8,848,816

Thailand — 5.4%
Commercial Banks — 1.4%
515,000	Bangkok Bank Public Co. Ltd.	1,252,700
Diversified Financial Services — 0.7%
970,000	TISCO Finance Pub. Co. Ltd.	585,166
Oil, Gas and Consumable Fuels — 1.7%
160,000	PTT Exploration & Production Pub. Co. Ltd.	1,481,286

Shares		Value

Wireless Telecommunication Services — 1.6%
591,000	Advanced Info Service Pub. Co. Ltd.	$1,395,727

		4,714,879

Turkey — 3.0%
Commercial Banks — 2.4%
488,629	Turkiye Garanti Bankasi A.S.*	2,077,773
Media — 0.6%
224,355	Dogan Yayin Hldgs. A.S.*	561,750

		2,639,523

Venezuela — 0.6%
Diversified Telecommunication Services — 0.6%
26,000	Comp. Anonima Nacional Tel. de Venezuela ADR*	492,440

	Total Common Stocks (Cost $58,380,188)	79,070,898

Preferred Stocks — 6.1%
Brazil — 6.1%
Commercial Banks — 2.5%
1,042,027	Itausa-Investimentos Itau S.A.	$2,243,482
Electric Utilities — 0.8%
40,500,000	AES Tiete S.A.	720,915
Media — 0.9%
2,925,280	Net Servicos de Comunicacao S.A.*	781,067
Metals and Mining — 1.9%
66,900	Comp. Vale Do Rio Doce	1,682,495

	Total Preferred Stocks (Cost $2,761,423)	5,427,959

Repurchase Agreement — 3.0%
Principal Amount		Value
$2,626,000	State Street Bank and Trust Co. repurchase agreement, dated 6/30/2005, maturity value $2,626,102 at 1.40%, due 7/1/2005 (1) (Cost $2,626,000)	$2,626,000

Total Investments — 99.0% (Cost $63,767,611)		87,124,857
Cash, Receivables and Other Assets Less Liabilities — 1.0%		856,554

Net Assets — 100%		$87,981,411

*	Non-income producing security.
(1)	The repurchase agreement is collateralized by $2,685,000 in U.S. Treasury Bonds 3.625%, due 6/30/07, with a value of $2,681,644.

Glossary of Terms:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

Pursuant to its Valuation Procedures, the Fund valued its securities using fair value prices as of June 30, 2005.

See notes to financial statements.

4

■	Baillie Gifford Emerging Markets Fund

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

ASSETS
Investments, at market (cost $63,767,611)	$87,124,857
Foreign currency (cost $478,374)	459,416
Cash	300
Dividends receivable	343,028
Receivable for fund shares sold	315,178
Receivable for securities sold	71,591
Tax refund receivable	43,433
Interest receivable	102
Other assets	4,013

Total Assets	88,361,918

LIABILITIES
Accrued foreign capital gains tax	139,328
Payable for securities purchased	107,825
Accrued expenses	70,916
Payable for fund shares redeemed	62,438

Total Liabilities	380,507

Net Assets	$87,981,411

COMPONENTS OF NET ASSETS
Capital stock, at par	$503,008
Additional paid-in capital	61,479,460
Undistributed net investment income	477,049
Accumulated net realized gain on investments and foreign currency related transactions	2,322,207
Net unrealized appreciation of investments and translation of other assets and liabilities denominated in foreign currencies	23,199,687

Net Assets	$87,981,411

Shares Outstanding — $0.10 Par Value	5,030,084

Net Asset Value Per Share	$17.49

Statement of Operations

Six Months Ended

June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends	$1,439,014
Interest	14,010
Less: Foreign tax withheld	(132,719)

Total Income	1,320,305

Expenses:
Investment advisory fees — Note B	396,781
Custodian fees	176,875
Audit fees	14,534
Directors’ fees — Note B	2,833
Other	11,709

Total Expenses	602,732

Net Investment Income	717,573

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES — NOTE C
Net realized gain on investments — Note A	2,506,704
Net realized loss on foreign currency related transactions — Note A	(96,997)
Realized foreign capital gains tax	(214)
Net change in unrealized appreciation of investments — Note C	3,389,026
Net change in unrealized appreciation from translation of other assets and liabilities denominated in foreign currencies — Note A	(20,690)
Unrealized foreign capital gains tax	(70,872)

Net Realized and Unrealized Gain on Investments and Foreign Currencies	5,706,957

NET INCREASE IN NET ASSETS FROM OPERATIONS	$6,424,530

See notes to financial statements.

5

■	Baillie Gifford Emerging Markets Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004 (Audited)
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
Net investment income	$717,573	$464,845
Net realized gain on investments and foreign currency related transactions	2,409,493	6,523,434
Net change in unrealized appreciation of investments and translation of other assets and liabilities denominated in foreign currencies	3,297,464	6,226,186

Net Increase in Net Assets Resulting from Operations	6,424,530	13,214,465

Dividends and Distributions to Shareholders from:
Net investment income	(150,501)	(128,439)
Net realized gain on investments and foreign currency related transactions	(1,380,403)	(1,501,683)

Total Dividends and Distributions to Shareholders	(1,530,904)	(1,630,122)

From Capital Share Transactions:
Net increase in net assets from capital share transactions — Note E	9,007,134	7,244,100

Net Increase in Net Assets	13,900,760	18,828,443

NET ASSETS:

Beginning of period	74,080,651	55,252,208

End of period*	$87,981,411	$74,080,651

* Includes undistributed/(distributions in excess of) net investment income of:	$477,049	$(90,023)

See notes to financial statements.

6

■	Baillie Gifford Emerging Markets Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout the periods indicated:

	Six Months Ended June 30, 2005 (Unaudited)		Year Ended December 31, (Audited)
			2004	2003	2002	2001	2000
Net asset value, beginning of period	$16.43		$13.60	$8.91	$9.57	$9.02	$12.73

Income from investment operations:
Net investment income/(loss)	0.15		0.11	0.10	0.05	0.07	(0.04)
Net realized and unrealized gain/(loss) on investments and translation of other assets and liabilities denominated in foreign currency	1.22		3.09	4.69	(0.66)	0.50	(3.50)

Net increase/(decrease) from investment operations	1.37		3.20	4.79	(0.61)	0.57	(3.54)

Dividends and Distributions to Shareholders from:
Net investment income	(0.03)		(0.03)	(0.10)	(0.05)	(0.02)	—
Net realized gain on investments and foreign currency related transactions	(0.28)		(0.34)	—	—	—	(0.17)

Total dividends and distributions	(0.31)		(0.37)	(0.10)	(0.05)	(0.02)	(0.17)

Net asset value, end of period	$17.49		$16.43	$13.60	$8.91	$9.57	$9.02

Total return*	8.41	%(a)	23.56%	53.92%	(6.34)%	6.30%	(27.81)%

Ratios/supplemental data:
Net assets, end of period (000’s omitted)	$87,981		$74,081	$55,252	$33,211	$56,513	$58,636
Ratio of expenses to average net assets	1.52	%(b)	1.57%	1.82%	1.54%	1.48%	1.38%
Ratio of net investment income/(loss) to average net assets	1.81	%(b)	0.76%	0.99%	0.42%	0.84%	(0.22)%
Portfolio turnover rate	19%		75%	71%	101%	103%	95%

*	Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC’s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

7

■	Baillie Gifford Emerging Markets Fund

Notes to Financial Statements

June 30, 2005 (Unaudited)

Note A.	Organization and Accounting Policies

Baillie Gifford Emerging Markets Fund (the Fund or BGEMF) is a series of GIAC Funds, Inc. (the Company). The Company is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining funds of the Company are presented in separate reports.

Shares of BGEMF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies of the Fund are as follows:

Investments

Securities listed on domestic or foreign securities exchanges are valued at the last sale price on such exchanges, or if no sale occurred, at the mean of the bid and asked prices. Securities that are traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price.

Futures contracts are valued at the settlement prices established by the boards of trade or exchanges on which they are traded.

Other securities, including securities for which market quotations are not readily available (such as restricted securities, illiquid securities and foreign securities subject to a “significant event”) are valued at fair value as determined in good faith by or under the direction of the Company’s Board of Directors. A “significant event” is an event that will affect the value of a portfolio security that occurs after the close of trading in the security’s primary trading market or exchange but before the Fund’s NAV is calculated.

Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

Repurchase agreements are carried at cost which approximates market value (See Note D).

Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of BGEMF are maintained in U.S. dollars as follows:

(1)  The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

(2)  Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting gains and losses are included in the Statement of Operations as follows:

Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which BGEMF earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains or losses on foreign currency related transactions. Net currency gains and losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

BGEMF may enter into forward foreign currency contracts in connection with planned purchases or sales of

8

■	Baillie Gifford Emerging Markets Fund

Notes to Financial Statements (Continued)

June 30, 2005 (Unaudited)

securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by the Fund. When forward contracts are closed, BGEMF will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. BGEMF will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Futures Contracts

BGEMF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, BGEMF is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by BGEMF each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by BGEMF. The daily changes in the variation margin are recognized as unrealized gains or losses by BGEMF. BGEMF’s investments in financial futures contracts are designed to hedge against anticipated future changes in interest or exchange rates or securities prices. In addition, BGEMF may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates or securities prices or prices of futures contracts move unexpectedly, BGEMF may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

Dividends from net investment income are declared and paid semi-annually for BGEMF. Net realized short-term and long-term capital gains for BGEMF will be distributed at least annually. All such dividends and distributions are credited in the form of additional shares of BGEMF at the net asset value on the ex-dividend date.

All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

Taxes

BGEMF has qualified and intends to remain qualified to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest, dividends and capital gains in BGEMF have been provided for in accordance with the applicable country’s tax rules and rates.

Reclassification of Capital Accounts

The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

Note B.	Investment Management Agreements and Payments to or from Related Parties

BGEMF has an investment management agreement with Guardian Baillie Gifford Limited (GBG), a Scottish corporation owned by GIAC and Baillie Gifford Overseas Limited (BG Overseas). GBG is responsible for the overall investment management of BGEMF’s portfolio subject to the supervision of the Company’s Board of Directors. GBG has entered into sub-investment management agreement with

9

■	Baillie Gifford Emerging Markets Fund

Notes to Financial Statements (Continued)

June 30, 2005 (Unaudited)

BG Overseas pursuant to which BG Overseas is responsible for the day-to-day management of BGEMF. GBG continually monitors and evaluates the performance of BG Overseas. As compensation for its services, GBG receives a management fee computed at the annual rate of 1.00% of BGEMF’s average daily net assets. One half of this fee (.50%) is payable by GBG to BG Overseas for its services. Payment of the sub-investment management fee does not represent a separate or additional expense to BGEMF.

In approving the continuation of the investment advisory agreement and the investment sub-advisory agreement, the Board reviewed and discussed materials prepared by the investment adviser and/or sub-adviser and a report furnished by an independent mutual fund rating firm comparing the Fund’s advisory fee rate and overall expense ratio with those of comparable funds. The Board also considered the size of the Fund and any economies of scale and fall-out benefits. The Board considered: (i) the nature, extent and quality of services provided to the Fund by the investment adviser and sub-adviser and the overall positive cooperation of management and concluded that the services provided were satisfactory; (ii) the investment performance of the Fund and the adviser’s and sub-adviser’s employment of knowledgeable personnel and determined that performance of the Fund was satisfactory, and where performance was less than satisfactory, that management was working to address the performance issues; (iii) the costs of the services provided and the profitability to the investment adviser and concluded that the advisory fee was reasonable; and (iv) the extent to which economies of scale could be realized and whether the fee level reflects economies of scale. The Board also reviewed and relied upon comparisons of advisory fees paid by other investment companies and other clients of the adviser and sub-advisers. The Independent Directors of the Fund were assisted by independent legal counsel in their deliberations.

The Guardian Fund Complex pays directors who are not “interested persons” (as defined in the 1940 Act) fees consisting of a $5,000 per meeting fee and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC, pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

Note C.	Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $21,613,456 and $14,435,134, respectively, for the six months ended June 30, 2005.

The cost of investments owned at June 30, 2005 for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The gross unrealized appreciation and depreciation of investments excluding foreign currency at June 30, 2005 aggregated $24,114,887 and $757,641, respectively, resulting in net unrealized appreciation of $23,357,246.

Note D.	Repurchase Agreements

The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, BGEMF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, BGEMF maintains the right to sell the collateral and may claim any resulting loss against the seller.

Note E.	Transactions in Capital Stock

There are 1,000,000,000 shares of $0.10 par value capital stock authorized for BGEMF. Transactions in capital stock were as follows:

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004 (Audited)	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004 (Audited)
	Shares		Amount
Shares sold	1,091,548	1,550,686	$18,551,393	$22,560,819
Shares issued in reinvestment of dividends and distributions	89,789	100,130	1,530,903	1,630,122
Shares repurchased	(660,328)	(1,205,763)	(11,075,162)	(16,946,841)

Net increase	521,009	445,053	$9,007,134	$7,244,100

10

■	Baillie Gifford Emerging Markets Fund

Notes to Financial Statements (Continued)

June 30, 2005 (Unaudited)

Note F.	Line of Credit

A $100,000,000 line of credit available to BGEMF and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the six months ended June 30, 2005, none of the funds borrowed against this line of credit.

The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

11

■	Baillie Gifford Emerging Markets Fund

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005, is available free of charge upon request by logging on to www.guardianinvestor.com or the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Form N-Q

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on the Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov, and can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Code of Ethics

The Fund has adopted a code of ethics for its Principal Executive Officer and Principal Financial Officers (the “Code”). The purpose of the Code is to promote, among other things: honest and ethical conduct, including the handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents filed with the SEC; and compliance with applicable laws and regulations. A copy of the Code has been filed with the SEC on Form N-CSR and can be obtained on the SEC’s website at www.sec.gov.

Copies of any of the above can also be obtained free of charge by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

12

■ The Guardian Small Cap Stock Fund	Semiannual Report To Contractowners

Matthew Ziehl, CFA Portfolio Manager

Objective:

Long-term growth of capital

Portfolio:

At least 85% in a diversified portfolio of common stocks issued by companies with a small market capitalization at the time of initial purchase

Inception Date:

July 16, 1997

Net Assets at June 30, 2005:

$234,660,394

Top Ten Holdings  (As of 6/30/05)

Company	Percentage of Total Net Assets
Affiliated Managers Group, Inc.	2.40%
Benchmark Electronics, Inc.	2.10%
Salix Pharmaceuticals Ltd.	2.10%
Insight Enterprises, Inc.	1.78%
Varian Semiconductor Equipment Assoc., Inc.	1.72%
FactSet Research Systems, Inc.	1.69%
Tanger Factory Outlet Centers, Inc.	1.62%
CACI Int’l., Inc.	1.61%
Fairmont Hotels & Resorts, Inc.	1.60%
Informatica Corp.	1.50%

Sector Weightings vs. Index  (As of 6/30/05)

Average Annual Total Returns  (For periods ended 6/30/05)

	Year to Date	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception 7/16/1997
The Guardian Small Cap Stock Fund	–3.85%	6.34%	10.99%	1.37%	NA	9.45%
Russell 2000 Index	–1.25%	9.45%	12.81%	5.71%	NA	7.21%

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested. Small-cap investing entails special risks, as small-cap stocks have tended to be more volatile and to drop more in down markets than large-cap stocks. This may happen because small companies may be limited in terms of product lines, financial resources and management.
•	The Russell 2000 Index is generally considered to be representative of small capitalization issues in the U.S. stock market. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

THE GUARDIAN SMALL CAP STOCK FUND	1

■ The Guardian Small Cap Stock Fund	Semiannual Report To Contractowners

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other underlying funds.

The example is based on an investment of $1,000 invested on January 1, 2005 and held for six months ended June 30, 2005.

Actual Expenses

The first line provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio
Actual	$1,000	$961.50	$4.09	0.84%
Hypothetical (5% return before expenses)	$1,000	$1,020.63	$4.21	0.84%

*	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year).

2	THE GUARDIAN SMALL CAP STOCK FUND

■	The Guardian Small Cap Stock Fund

Schedule of Investments

June 30, 2005 (Unaudited)

Common Stocks — 96.8%
Shares		Value

Aerospace and Defense — 3.3%
58,800	Aviall, Inc.*	$1,857,492
97,800	EDO Corp.	2,925,198
32,500	Engineered Support Systems, Inc.	1,164,475
44,500	Esterline Technologies Corp.*	1,783,560

		7,730,725

Air Freight and Logistics — 1.3%
42,500	UTi Worldwide, Inc.	2,958,850

Airlines — 1.2%
153,000	Skywest, Inc.	2,781,540

Auto Components — 0.9%
81,900	American Axle & Mfg. Hldgs., Inc.	2,069,613

Biotechnology — 4.0%
231,100	Immunicon Corp.*	1,171,677
143,100	Incyte Corp.*	1,023,165
139,200	Keryx Biopharmaceuticals, Inc.*	1,837,440
145,400	Nabi Biopharmaceuticals*	2,214,442
151,900	Protein Design Labs., Inc.*	3,069,899

		9,316,623

Capital Markets — 4.0%
82,500	Affiliated Managers Group, Inc.*	5,637,225
31,100	Investors Financial Svcs. Corp.	1,176,202
67,800	Nuveen Investments	2,550,636

		9,364,063

Chemicals — 3.2%
50,400	Albemarle Corp.	1,838,088
49,800	Georgia Gulf Corp.	1,546,290
69,900	Lubrizol Corp.	2,936,499
44,600	Westlake Chemical Corp.	1,092,700

		7,413,577

Commercial Banks — 3.9%
54,500	Boston Private Financial Hldgs., Inc.	1,373,400
96,900	East West Bancorp, Inc.	3,254,871
59,000	Westcorp	3,092,780
27,100	Wintrust Financial Corp.	1,418,685

		9,139,736

Commercial Services and Supplies — 6.7%
18,700	CRA Int’l., Inc.*	1,006,995
62,800	G & K Svcs., Inc.	2,369,444
169,900	Knoll, Inc.	2,906,989
139,100	Labor Ready, Inc.*	3,242,421
127,900	Resources Connection, Inc.*	2,971,117
65,800	Stericycle, Inc.*	3,311,056

		15,808,022

Communications Equipment — 2.5%
265,800	Arris Group, Inc.*	2,315,118
116,000	Polycom, Inc.*	1,729,560
187,000	Symmetricom, Inc.*	1,939,190

		5,983,868

Computers and Peripherals — 1.1%
85,500	PalmOne, Inc.*	2,545,335

Containers and Packaging — 0.6%
62,500	Packaging Corp. of America	1,315,625

Shares		Value

Diversified Consumer Services — 1.5%
24,500	Bright Horizons Family Solutions, Inc.*	$997,640
84,200	Educate, Inc.*	1,191,430
37,100	Universal Technical Institute, Inc.*	1,231,720

		3,420,790

Diversified Telecommunication Services — 2.6%
132,000	Iowa Telecom. Svcs., Inc.	2,475,000
95,600	New Skies Satellites Hldgs. Ltd.	1,897,660
134,500	Valor Comm. Group, Inc.	1,856,100

		6,228,760

Electric Utilities — 0.7%
68,800	Weststar Energy, Inc.	1,653,264

Electronic Equipment and Instruments — 3.0%
162,100	Benchmark Electronics, Inc.*	4,931,082
67,500	FLIR Systems, Inc.*	2,014,200

		6,945,282

Energy Equipment and Services — 3.1%
29,300	Atwood Oceanics, Inc.*	1,803,708
98,300	FMC Technologies, Inc.*	3,142,651
196,600	Key Energy Svcs., Inc.*	2,378,860

		7,325,219

Food and Staples Retailing — 1.1%
43,800	Performance Food Group Co.*	1,323,198
39,100	United Natural Foods, Inc.*	1,187,467

		2,510,665

Food Products — 1.4%
22,600	Flowers Foods, Inc.*	799,136
62,800	Hain Celestial Group, Inc.*	1,224,600
80,800	Lance, Inc.	1,390,568

		3,414,304

Gas Utilities — 1.6%
41,400	Energen Corp.	1,451,070
36,900	Piedmont Natural Gas Co., Inc.	886,338
54,800	UGI Corp.	1,528,920

		3,866,328

Health Care Equipment and Supplies — 3.8%
109,700	American Medical Systems Hldgs., Inc.*	2,265,305
41,200	DJ Orthopedics, Inc.*	1,130,116
96,975	Immucor, Inc.*	2,807,426
51,700	LifeCell Corp.*	817,377
200,500	OraSure Technologies, Inc.*	2,002,995

		9,023,219

Hotels, Restaurants and Leisure — 2.9%
107,600	Fairmont Hotels & Resorts, Inc.	3,747,708
40,800	Rare Hospitality Int’l., Inc.*	1,243,176
63,800	Shuffle Master, Inc.*	1,788,314

		6,779,198

Household Durables — 2.7%
59,500	Snap-On, Inc.	2,040,850
20,100	Standard Pacific Corp.	1,767,795
76,000	WCI Communities, Inc.*	2,434,280

		6,242,925

See notes to financial statements.

3

■	The Guardian Small Cap Stock Fund

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Shares		Value

Information Technology Services — 1.6%
59,800	CACI Int’l., Inc.*	$3,776,968

Insurance — 3.0%
79,700	Endurance Specialty Hldgs. Ltd.	3,014,254
28,500	ProAssurance Corp.*	1,190,160
70,000	Stewart Information Svcs. Corp.	2,940,000

		7,144,414

Internet and Catalog Retail — 1.8%
206,900	Insight Enterprises, Inc.*	4,175,242

Machinery — 2.0%
60,600	Trinity Inds., Inc.	1,941,018
81,500	Watts Water Technologies, Inc.	2,729,435

		4,670,453

Media — 3.2%
41,800	Entercom Comm. Corp.*	1,391,522
235,900	Gray Television, Inc.	2,844,954
77,500	Lin TV Corp.*	1,076,475
106,100	Westwood One, Inc.	2,167,623

		7,480,574

Metals and Mining — 0.7%
84,300	Century Aluminum Co.*	1,719,720

Oil, Gas and Consumable Fuels — 1.7%
81,800	Bill Barrett Corp.*	2,419,644
43,900	Plains Exploration & Production Co.*	1,559,767
6	Tel Offshore Trust	59

		3,979,470

Personal Products — 0.6%
123,800	Playtex Products, Inc.*	1,332,088

Pharmaceuticals — 5.1%
79,400	Barrier Therapeutics, Inc.*	629,642
304,800	Discovery Laboratories, Inc.*	2,221,992
102,000	MGI Pharma, Inc.*	2,219,520
283,500	Pain Therapeutics, Inc.*	1,913,625
278,550	Salix Pharmaceuticals Ltd.*	4,919,193

		11,903,972

Real Estate — 5.6%
24,000	Alexandria Real Estate Equities	1,762,800
34,500	Federal Realty Investment Trust	2,035,500
61,600	Reckson Assocs. Realty Corp.	2,066,680
67,800	Redwood Trust, Inc.	3,498,480
141,300	Tanger Factory Outlet Centers, Inc.	3,805,209

		13,168,669

Road and Rail — 0.8%
100,100	Werner Enterprises, Inc.	1,965,964

Semiconductors and Semiconductor Equipment — 4.1%
75,800	Brooks Automation, Inc.*	1,125,630
164,600	Cypress Semiconductor Corp.*	2,072,314
138,200	Netlogic Microsystems, Inc.*	2,450,286
109,300	Varian Semiconductor Equipment Assoc., Inc.*	4,044,100

		9,692,330

Software — 5.7%
110,500	FactSet Research Systems, Inc.	3,960,320
419,700	Informatica Corp.*	3,521,283
164,500	Internet Security Systems, Inc.*	3,337,705
408,300	Parametric Technology Corp.*	2,604,954

		13,424,262

Shares		Value

Specialty Retail — 2.0%
62,900	New York & Co., Inc.*	$1,324,674
71,600	The Sports Authority, Inc.*	2,276,880
64,300	West Marine, Inc.*	1,161,258

		4,762,812

Thrifts and Mortgage Finance — 1.8%
61,200	BankAtlantic Bancorp, Inc.	1,159,740
181,800	Commercial Capital Bancorp, Inc.	3,037,878

		4,197,618

	Total Common Stocks (Cost $207,915,017)	227,232,087

Repurchase Agreement — 2.6%
Principal Amount		Value
$ 6,044,000	State Street Bank and Trust Co. repurchase agreement, dated 6/30/2005, maturity value $6,044,537 at 3.20%, due 7/1/2005 (1) (Cost $6,044,000)	$6,044,000

Total Investments — 99.4% (Cost $213,959,017)		233,276,087
Cash, Receivables and Other Assets Less Liabilities — 0.6%		1,384,307

Net Assets — 100%		$234,660,394

*	Non-income producing security.
(1)	The repurchase agreement is collateralized by $6,085,000 in U.S. Government Agency 4.30%, due 2/4/10, with a value of $6,168,669.

See notes to financial statements.

4

■	The Guardian Small Cap Stock Fund

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

ASSETS
Investments, at market (cost $213,959,017)	$233,276,087
Cash	247
Receivable for securities sold	2,480,150
Dividends receivable	298,327
Receivable for fund shares sold	27,752
Interest receivable	537
Other assets	13,624

Total Assets	236,096,724

LIABILITIES
Payable for securities purchased	1,222,854
Accrued expenses	51,095
Payable for fund shares redeemed	18,945
Due to GIS	143,436

Total Liabilities	1,436,330

Net Assets	$234,660,394

COMPONENTS OF NET ASSETS
Capital stock, at par	$1,558,384
Additional paid-in capital	198,311,470
Undistributed net investment income	43,884
Accumulated net realized gain on investments	15,429,586
Net unrealized appreciation of investments	19,317,070

Net Assets	$234,660,394

Shares Outstanding — $0.10 Par Value	15,583,839

Net Asset Value Per Share	$15.06

Statement of Operations

Six Months Ended

June 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends	$1,063,199
Interest	70,085
Less: Foreign tax withheld	(968)

Total Income	1,132,316

Expenses:
Investment advisory fees — Note B	978,393
Custodian fees	49,885
Director’s fees — Note B	11,798
Other	48,356

Total Expenses	1,088,432

Net Investment Income	43,884

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS — NOTE C
Net realized gain on investments — Note A	16,793,228
Net change in unrealized appreciation of investments — Note C	(30,776,441)

Net Realized and Unrealized Loss on Investments	(13,983,213)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(13,939,329)

See notes to financial statements.

5

■	The Guardian Small Cap Stock Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004 (Audited)

INCREASE/(DECREASE) IN NET ASSETS
From Operations:
Net investment income/(loss)	$43,884	$(816,757)
Net realized gain on investments	16,793,228	60,299,591
Net change in unrealized appreciation of investments	(30,776,441)	(16,735,837)

Net Increase/(Decrease) in Net Assets Resulting from Operations	(13,939,329)	42,746,997

Distributions to Shareholders from:
Net realized gain on investments	(21,128,673)	(49,920,111)

From Capital Share Transactions:
Net increase/(decrease) in net assets from capital share transactions — Note E	(34,580,856)	7,554,992

Net Increase/(Decrease) in Net Assets	(69,648,858)	381,878

NET ASSETS:

Beginning of period	304,309,252	303,927,374

End of period*	$234,660,394	$304,309,252

* Includes undistributed net investment income of:	$43,884	$—

See notes to financial statements.

6

■	The Guardian Small Cap Stock Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout the periods indicated:

	Six Months Ended June 30, 2005 (Unaudited)		Year ended December 31, (Audited)
			2004	2003	2002		2001		2000
Net asset value, beginning of period	$17.22		$17.83	$12.43	$14.71		$15.96		$17.18

Income from investment operations:
Net investment income/(loss)	0 .00	(a)	(0.05)	(0.04)	(0.01)		0.00	(a)	(0.01)
Net realized and unrealized gain/(loss) on investments	(0.68)		2.66	5.44	(2.27)		(1.25)		(0.60)

Net increase/(decrease) from investment operations	(0.68)		2.61	5.40	(2.28)		(1.25)		(0.61)

Dividends and Distributions to Shareholders from:
Net investment income	—		—	—	(0.00	)(a)	(0.00	)(a)	—
Net realized gain on investments	(1.48)		(3.22)	—	—		(0.00	)(a)	(0.61)

Total dividends and distributions	(1.48)		(3.22)	—	(0.00)		(0.00)		(0.61)

Net asset value, end of period	$15.06		$17.22	$17.83	$12.43		$14.71		$15.96

Total return*	(3.85	)%(b)	15.17%	43.44%	(15.50)%		(7.83)%		(3.38)%

Ratios/supplemental data:
Net assets, end of period (000’s omitted)	$234,660		$304,309	$303,927	$228,953		$266,038		$288,015
Ratio of expenses to average net assets	0.84	%(c)	0.82%	0.83%	0.84%		0.84%		0.82%
Ratio of net investment income/(loss) to average net assets	0.03	%(c)	(0.28)%	(0.24)%	(0.05)%		0.01%		(0.05)%
Portfolio turnover rate	70%		125%	107%	109%		134%		128%

*	Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC’s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(a)	Rounds to less than $0.01.
(b)	Not annualized.
(c)	Annualized.

See notes to financial statements.

7

■	The Guardian Small Cap Stock Fund

Notes to Financial Statements

June 30, 2005 (Unaudited)

Note A.	Organization and Accounting Policies

The Guardian Small Cap Stock Fund (the Fund or GSCSF) is a series of GIAC Funds, Inc. (the Company). The Company is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining funds of the Company are presented in separate reports.

Shares of GSCSF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies of the Fund are as follows:

Investments

Securities listed on domestic or foreign securities exchanges are valued at the last sale price on such exchanges, or if no sale occurred, at the mean of the bid and asked prices. Securities that are traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price.

Other securities, including securities for which market quotations are not readily available (such as restricted, illiquid securities and foreign securities subject to a “significant event”) are valued at fair value as determined in good faith by or under the direction of the Company’s Board of Directors. A “significant event” is an event that will affect the value of a portfolio security that occurs after the close of trading in the security’s primary trading market or exchange but before the Fund’s NAV is calculated.

Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

Repurchase agreements are carried at cost which approximates market value (See Note D).

Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

GSCSF is permitted to buy international securities that are not U.S. dollar denominated. GSCSF’s books and records are maintained in U.S. dollars as follows:

(1)  The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

(2)  Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting gains and losses are included in the Statement of Operations as follows:

Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which GSCSF earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains or losses on foreign currency related transactions. Net currency gains and losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

GSCSF may enter into forward foreign currency contracts in connection with planned purchases or sales of

8

■	The Guardian Small Cap Stock Fund

Notes to Financial Statements (Continued)

June 30, 2005 (Unaudited)

securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by GSCSF. When forward contracts are closed, GSCSF will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. GSCSF will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Dividend Distributions

Dividends from net investment income are declared and paid semi-annually for GSCSF. Net realized short-term and long-term capital gains for GSCSF will be distributed at least annually. All such dividends and distributions are credited in the form of additional shares of GSCSF at the net asset value on the ex-dividend date.

All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

Taxes

GSCSF has qualified and intends to remain qualified to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Reclassification of Capital Accounts

The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

Note B.	Investment Advisory Agreements and Payments to or from Related Parties

The Fund has an investment advisory agreement with Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are at an annual rate of .75% of the average daily net assets of the Fund.

In approving the continuation of the investment advisory agreement, the Board reviewed and discussed materials prepared by the investment adviser and a report furnished by an independent mutual fund rating firm comparing the Fund’s advisory fee rate and overall expense ratio with those of comparable funds. The Board also considered the size of the Fund and any economies of scale and fall-out benefits. The Board considered: (i) the nature, extent and quality of services provided to the Fund by the investment adviser and the overall positive cooperation of management and concluded that the services provided were satisfactory; (ii) the investment performance of the Fund and the adviser’s employment of knowledgeable personnel and determined that performance of the Fund was satisfactory, and where performance was less than satisfactory, the management was working to address the performance issues; (iii) the costs of the services provided and the profitability to the investment adviser and concluded that the advisory fee was reasonable; and (iv) the extent to which economies of scale could be realized and whether the fee level reflects economies of scale. The Board also reviewed and relied upon comparisons of advisory fees paid by other investment companies and other clients of the adviser. The Independent Directors of the Fund were assisted by independent legal counsel in their deliberations.

The Guardian Fund Complex pays directors who are not “interested persons” (as defined in the 1940 Act) fees

9

■	The Guardian Small Cap Stock Fund

Notes to Financial Statements (Continued)

June 30, 2005 (Unaudited)

consisting of a $5,000 per meeting fee and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

Note C.	Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $181,220,978 and $241,996,053 respectively, for the six months ended June 30, 2005.

The cost of investments owned at June 30, 2005 for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The gross unrealized appreciation and depreciation of investments excluding foreign currency at June 30, 2005 aggregated $25,557,177 and $6,240,107, respectively, resulting in net unrealized appreciation of $19,317,070.

Note D.	Repurchase Agreements

The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, GSCSF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, GSCSF maintains the right to sell the collateral and may claim any resulting loss against the seller.

Note E.	Transactions in Capital Stock

There are 1,000,000,000 shares of $0.10 par value capital stock authorized for GSCSF. Transactions in capital stock were as follows:

	Six Months Ended June 30, 2005	Year Ended December 31, 2004	Six Months Ended June 30, 2005	Year Ended December 31, 2004
	(Unaudited)	(Audited)	(Unaudited)	(Audited)
	Shares		Amount
Shares sold	897,349	1,725,045	$14,113,031	$31,100,482
Shares issued in reinvestment of distributions	1,419,938	2,893,485	21,128,673	49,920,111
Shares repurchased	(4,401,655)	(3,994,875)	(69,822,560)	(73,465,601)

Net increase/(decrease)	(2,084,368)	623,655	$(34,580,856)	$7,554,992

Note F.	Line of Credit

A $100,000,000 line of credit available to GSCSF and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the six months ended June 30, 2005, none of the funds borrowed against this line of credit.

The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

10

■	The Guardian Small Cap Stock Fund

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005, is available free of charge upon request by logging on to www.guardianinvestor.com or the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Form N-Q

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on the Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov, and can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Code of Ethics

The Fund has adopted a code of ethics for its Principal Executive Officer and Principal Financial Officers (the “Code”). The Purpose of the Code is to promote, among other things: honest and ethical conduct, including the handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents filed with the SEC; and compliance with applicable laws and regulations. A copy of the Code has been filed with the SEC on Form N-CSR and can be obtained on the SEC’s website at www.sec.gov.

Copies of the above can also be obtained free of charge by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

11

ITEM 2.	CODE OF ETHICS.

Not applicable for semiannual reports.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for semiannual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in response to Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s certifying officers are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications by the registrant’s certifying officers, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(a)(3) Not applicable.

(b) A certification by the registrant’s certifying officers, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GIAC Funds, Inc.

By:	/s/ THOMAS G. SORELL
Thomas G. Sorell
President of GIAC Funds, Inc.

Date: September 6, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ THOMAS G. SORELL
Thomas G. Sorell
President of GIAC Funds, Inc.

Date: September 6, 2005

By:	/s/ FRANK L. PEPE
Frank L. Pepe
Vice President and Treasurer of GIAC Funds, Inc.

Date: September 6, 2005